Unaudited Condensed Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Loss for the period	£ (4,470)	£ (1,318)	£ (9,827)	£ (7,712)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	6	9	1	4
Other comprehensive income for the period	6	9	1	4
Total comprehensive loss for the period	(4,464)	(1,309)	(9,826)	(7,708)
Attributable to:
Equity holders of the Company	£ (4,464)	£ (1,309)	£ (9,826)	£ (7,708)